UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Strategic Real Return Fund

Annual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Summary	7	A summary of the fund’s investments.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	31
Registered Public
Accounting Firm
Trustees and Officers	32
Distributions	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	49	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the fund’s most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 7, 2005 to September 30, 2005). The hypo thetical expense example is based on an investment of $1,000 invested for the one half year period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	September 30, 2005	During Period
Class A
Actual	$1,000.00	$1,015.00	$.66B
HypotheticalA	$1,000.00	$1,020.05	$5.06C
Class T
Actual	$1,000.00	$1,015.00	$.73B
HypotheticalA	$1,000.00	$1,019.55	$5.57C
Class B
Actual	$1,000.00	$1,014.00	$1.16B
HypotheticalA	$1,000.00	$1,016.29	$8.85C
Class C
Actual	$1,000.00	$1,014.00	$1.22B
HypotheticalA	$1,000.00	$1,015.79	$9.35C
Strategic Real Return
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C
Institutional Class
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 24/365 (to reflect the period September 7, 2005 to September 30, 2005). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	85%
Institutional Class	85%

Annual Report 6

Investment Summary

Holdings Distribution as of September 30, 2005
% of Fund’s
Net Assets
Inflation Protected Investments	27.9%
Floating Rate High Yield	19.7%
Commodity-Linked Notes and Related Investments*	27.1%
Real Estate Investments	17.0%
Cash & Cash Equivalents	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

7 Annual Report

Investments September 30, 2005
Showing Percentage of Net Assets
Corporate Bonds 6.0%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	$ 250,000	$ 249,875
Nonconvertible Bonds – 5.3%

CONSUMER DISCRETIONARY – 1.4%
Hotels, Restaurants & Leisure 0.8%
Host Marriott LP 7% 8/15/12	300,000	303,750
Household Durables – 0.6%
Stanley Martin Communities LLC 9.75% 8/15/15 (b)	250,000	246,875

TOTAL CONSUMER DISCRETIONARY		550,625

FINANCIALS – 3.9%
Real Estate 3.9%
Camden Property Trust 7% 11/15/06	200,000	204,735
Colonial Properties Trust 7% 7/14/07	250,000	258,489
MeriStar Hospitality Corp. 9% 1/15/08	300,000	312,375
Thornburg Mortgage, Inc. 8% 5/15/13	250,000	247,500
Trustreet Properties, Inc. 7.5% 4/1/15 (b)	200,000	204,500
Ventas Realty LP/Ventas Capital Corp. 8.75% 5/1/09	250,000	273,125
		1,500,724

TOTAL NONCONVERTIBLE BONDS		2,051,349

TOTAL CORPORATE BONDS
(Cost $2,330,141)		2,301,224

U.S. Treasury Inflation Protected Obligations 27.9%

U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	2,974,640	3,182,400
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	1,175,648	1,145,614
1.625% 1/15/15	1,145,950	1,132,342
1.875% 7/15/13	616,963	625,254
2% 1/15/14	1,141,927	1,165,702
3% 7/15/12	397,696	432,774
3.375% 1/15/07	197,299	204,043
3.375% 1/15/12	968,246	1,072,257

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.625% 1/15/08	$ 816,284	$ 864,050
3.875% 1/15/09	869,634	943,418
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $10,809,535)		10,767,854

Asset Backed Securities 0.6%

Taberna Preferred Funding III Ltd. Series 2005-3A Class
D, 6.52% 2/5/36 (b)(c)
(Cost $250,000)	250,000	250,000

Collateralized Mortgage Obligations 0.4%

Private Sponsor 0.4%
Resix Finance Ltd. Series 2005-C Class B7, 6.79%
9/10/37 (b)(c)
(Cost $150,010)	150,000	150,000

Commercial Mortgage Securities 0.8%

Bank of America Large Loan, Inc. floater Series
2005-ESHA Class K, 5.68% 7/14/08 (b)(c)
(Cost $300,000)	300,000	300,000

Common Stocks 2.7%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	1,000	57,170

FINANCIALS – 2.4%
Real Estate 2.4%
Annaly Mortgage Management, Inc.	1,500	19,425
Anworth Mortgage Asset Corp.	10,000	82,700
Equity Residential (SBI)	2,500	94,625
General Growth Properties, Inc.	2,500	112,325
Host Marriott Corp.	7,500	126,750
Inland Real Estate Corp.	2,000	31,320
LTC Properties, Inc.	5,000	106,000
MortgageIT Holdings, Inc.	1,500	21,330
ProLogis Trust	3,500	155,085

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
		Shares	Value
			(Note 1)

FINANCIALS – continued
Real Estate continued
Saxon Capital, Inc.		2,000	$23,700
Spirit Finance Corp.		4,000	45,000
Trizec Properties, Inc.		2,000	46,120
Ventas, Inc.		1,500	48,300
			912,680

HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
Capital Senior Living Corp. (a)		8,000	66,800
TOTAL COMMON STOCKS
(Cost $1,030,706)			1,036,650

Preferred Stocks 6.5%

Convertible Preferred Stocks 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Windrose Medical Properties Trust 7.50%		9,000	245,250
Nonconvertible Preferred Stocks 5.8%

FINANCIALS – 5.8%
Real Estate 5.8%
Accredited Mortgage Loan Trust Series A, 9.75%		6,000	153,900
American Home Mortgage Investment Corp. Series B, 9.25%	.	2,200	57,200
Annaly Mortgage Management, Inc. Series A, 7.875%		2,000	49,100
Anworth Mortgage Asset Corp. Series A, 8.625%		4,100	101,926
Capital Automotive (REIT) 6.75%		12,300	301,842
Host Marriott Corp. Class C, 10.00%		5,000	127,200
Impac Mortgage Holdings, Inc. Series C, 9.125%		5,000	122,450
LaSalle Hotel Properties Series A, 10.25%		5,000	133,000
MFA Mortgage Investments, Inc. Series A, 8.50%		18,100	447,975
Newcastle Investment Corp. Series B, 9.75%		12,000	318,600
Prime Group Realty Trust Series B, 9.00%		1,800	41,400
PS Business Parks, Inc. Series D, 9.50%		7,000	179,200
The Mills Corp. Series B, 9.00%		8,000	209,200
			2,242,993

TOTAL PREFERRED STOCKS
(Cost $2,498,047)			2,488,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Commodity Linked Notes 9.8%
	Principal	Value
	Amount	(Note 1)

AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	$ 190,000	$ 232,380
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	200,000	214,236
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	110,000	118,418
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. LIBOR minus .10% due 8/18/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (e)	330,000	329,112
AIG-FP Private Funding Ltd. Master Note, three-month
U.S. dollar LIBOR minus .10% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	600,000	702,126
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	470,000	550,012
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	280,000	332,841
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	380,000	422,773
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	600,000	702,060
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	160,000	175,472

TOTAL COMMODITY LINKED NOTES
(Cost $3,320,000)		3,779,430

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Fixed Income Funds 37.0%
	Shares	Value
		(Note 1)
Fidelity Floating Rate Central Investment Portfolio (d)	75,526	$ 7,598,671
Fidelity Ultra-Short Central Fund (d)	66,782	6,644,141
TOTAL FIXED INCOME FUNDS
(Cost $14,242,632)		14,242,812
Cash Equivalents 7.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.16%,
dated 9/30/05 due 10/3/05)
(Cost $3,041,000)	$ 3,041,800	3,041,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $37,972,071)		38,357,213

NET OTHER ASSETS – 0.4%		167,290
NET ASSETS 100%		$38,524,503

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $3,584,408 or
9.3% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited listing of the
fixed income central funds’ holdings is
provided at the end of this report.

(e) Security is linked to the Dow Jones-AIG
Commodity Index Total Return. Securities
do not guarantee any return of principal
at maturity, but instead will pay at
maturity or upon exchange an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they provide
exposure indirectly to changes in the
value of the underlying commodities.
Holders of the security have the right to
exchange these notes daily.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,041,000) (cost $37,972,071)
See accompanying schedule		$38,357,213
Cash		51
Receivable for fund shares sold		1,418,768
Dividends receivable		18,607
Interest receivable		138,626
Receivable from investment adviser for expense
reductions		71,385
Total assets		40,004,650

Liabilities
Payable for investments purchased	$1,384,611
Payable for fund shares redeemed	2,238
Accrued management fee	11,016
Distribution fees payable	5,303
Other affiliated payables	4,042
Other payables and accrued expenses	72,937
Total liabilities		1,480,147

Net Assets		$38,524,503
Net Assets consist of:
Paid in capital		$38,055,879
Undistributed net investment income		78,944
Accumulated undistributed net realized gain (loss) on
investments		4,538
Net unrealized appreciation (depreciation) on
investments		385,142
Net Assets		$38,524,503

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
September 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($3,405,325 ÷ 335,576 shares)	$10.15
Maximum offering price per share (100/95.25 of $10.15)	$10.66
Class T:
Net Asset Value and redemption price per share
($3,284,482 ÷ 323,690 shares)	$10.15
Maximum offering price per share (100/96.50 of $10.15)	$10.52
Class B:
Net Asset Value and offering price per share
($3,253,180 ÷ 320,754 shares)A	$10.14
Class C:
Net Asset Value and offering price per share
($3,467,220 ÷ 341,879 shares)A	$10.14
Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($21,866,671 ÷ 2,153,944 shares)	$10.15
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,247,625 ÷ 320,001 shares)	$10.15
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Statement of Operations

For the period September 7, 2005 (commencement of operations) to September 30, 2005

Investment Income
Dividends		$16,197
Interest		87,139
Total income		103,336

Expenses
Management fee	$11,016
Transfer agent fees	3,044
Distribution fees	5,304
Accounting fees and expenses	1,005
Custodian fees and expenses	1,200
Registration fees	10,236
Audit	61,500
Total expenses before reductions	93,305
Expense reductions	(71,385)	21,920

Net investment income		81,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		2,066
Change in net unrealized appreciation (depreciation) on
investment securities		385,142
Net gain (loss)		387,208
Net increase (decrease) in net assets resulting from
operations		$468,624

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
September 7, 2005
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$81,416
Net realized gain (loss)	2,066
Change in net unrealized appreciation (depreciation)	385,142
Net increase (decrease) in net assets resulting from operations	468,624
Share transactions - net increase (decrease)	38,055,768
Redemption fees	111
Total increase (decrease) in net assets	38,524,503

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $78,944)	$38,524,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Financial Highlights Class A

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	031
Net realized and unrealized gain (loss)	119
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.71%A
Expenses net of voluntary waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,405
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights Class T

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	030
Net realized and unrealized gain (loss)	120
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.81%A
Expenses net of voluntary waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,284
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights Class B

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	025
Net realized and unrealized gain (loss)	115
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.47%A
Expenses net of voluntary waivers, if any	1.75%A
Expenses net of all reductions	1.75%A
Net investment income	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,253
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights Class C

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	024
Net realized and unrealized gain (loss)	116
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.56%A
Expenses net of voluntary waivers, if any	1.85%A
Expenses net of all reductions	1.85%A
Net investment income	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,467
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights Strategic Real Return

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	028
Net realized and unrealized gain (loss)	122
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.41%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$21,867
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Institutional Class

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	032
Net realized and unrealized gain (loss)	118
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.55%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,248
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ

23 Annual Report

Notes to Financial Statements continued 1. Significant Accounting Policies continued Security Valuation continued

depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted accord ing to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Annual Report

24

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from the CIPs), and income recognized on commodity linked notes.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$476,278
Unrealized depreciation	(100,753)
Net unrealized appreciation (depreciation)	375,525
Undistributed ordinary income	84,659
Undistributed long term capital gain	4,585

Cost for federal income tax purposes	$37,981,688

Short Term Trading (Redemption) Fees. Shares purchased on or after September 7, 2005 and held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked to changes in commodities, foreign currencies, interest rates, indices, or other underlying instruments. These securities may be used to increase or decrease exposure to different underlying instruments and to gain exposure to markets that might be difficult to access through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains and losses realized upon the sale of indexed securi ties are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, and U.S. government securities, aggregated $25,147,525 and $1,025,010, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Dis tribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Annual Report

26

4. Fees and Other Transactions with Affiliates continued Distribution and Service Plan continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$349	$344
Class T	0%	.25%	575	574
Class B	65%	.25%	2,067	2,067
Class C	75%	.25%	2,313	2,313
			$5,304	$5,298

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$294
Class T	30
$324

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports,

27 Annual Report

Notes to Financial Statements continued 4. Fees and Other Transactions with Affiliates continued Transfer Agent Fees continued

except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$355.17
Class T		341.16
Class B		340.16
Class C		355.17
Strategic Real Return		1,341.18
Institutional Class		312.15
	$3,044
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of the CIPs. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, the CIPs may also par ticipate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives and financing transactions. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

Annual Report

28

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $32,428 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$8,615
Class T	1.10%	8,512
Class B	1.75%	8,504
Class C	1.85%	8,581
Strategic Real Return	85%	28,706
Institutional Class	85%	8,467
		$71,385

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 53% of the total outstanding shares of the fund.

29 Annual Report

Notes to Financial Statements continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	SharesA	DollarsA
	Year ended September 30, 2005
Class A
Shares sold	335,576	$3,356,917
Shares redeemed	—	—
Net increase (decrease)	335,576	$3,356,917
Class T
Shares sold	323,690	$3,237,283
Shares redeemed	—	—
Net increase (decrease)	323,690	$3,237,283
Class B
Shares sold	320,754	$3,207,594
Shares redeemed	—	—
Net increase (decrease)	320,754	$3,207,594
Class C
Shares sold	341,879	$3,420,798
Shares redeemed	—	—
Net increase (decrease)	341,879	$3,420,798
Strategic Real Return
Shares sold	2,155,812	$ 21,651,987
Shares redeemed	(1,868)	(18,821)
Net increase (decrease)	2,153,944	$ 21,633,166
Institutional Class
Shares sold	320,001	$3,200,010
Shares redeemed	—	—
Net increase (decrease)	320,001	$3,200,010

A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

Annual Report

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions, the statement of changes in net assets, and the financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November18, 2005

31 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

32

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Strategic Real Return (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

33 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

34

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

36

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

37 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Annual Report

38

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment compa nies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice Presi dent and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Andrew J. Dudley (40)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of Fidelity funds.

Mark P. Snyderman (48)

Year of Election or Appointment: 2005

Vice President of Strategic Real Return. Mr. Snyderman also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Snyderman managed a variety of Fidelity funds. Mr. Snyderman also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Eric D. Roiter (56)

Year of Election or Appointment: 2005

Secretary of Strategic Real Return. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of Strategic Real Return. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Annual Report

40

Name, Age; Principal Occupation Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of Strategic Real Return. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2005

Chief Financial Officer of Strategic Real Return. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of Strategic Real Return. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Com pany, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Invest ments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Man ager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

42

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $4,585, or, if subsequently determined to be different, the net capital gain of such year.

A total of 30.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On July 21, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quanti tative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Strategic Real Return is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund’s proposed manage ment fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the fund’s management fee and projected expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund’s management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s

Annual Report

46

costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information explaining that the fund will obtain commodity exposure by investing in a combination of structured notes and other short term securities. The Board considered that the fund offers an option for investors concerned about the impact of inflation on the markets and that the fund seeks real return consistent with reasonable investment risk by allocating its assets across investment categories that are selected to provide broad diversification, inflation protection, and risk mitigation. The Board also consid ered additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

47 Annual Report

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct investments of Fidelity Strategic Real Return Fund. These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

Annual Report

48

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

49		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Annual Report 50

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

51		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Annual Report 52

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

53		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Annual Report 54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

55 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Annual Report

56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

57 Annual Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Annual Report

58

Fidelity Ultra-Short Central Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$ 16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

59		Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 60

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

61		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 62

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

63 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 64

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

65		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

66

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

67		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 68

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

69		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 70

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

71 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 72

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

73		Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 74

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

75 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Annual Report

76

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

77 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

78

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

79		Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

80

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

81 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

82

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

83 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) . $2,120,321,927			$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

Annual Report	84

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

	85		Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

Annual Report	86

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

87 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 88

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

89 Annual Report

89

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Annual Report 90

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

91 Annual Report

Annual Report

92

93 Annual Report

Annual Report

94

95 Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub Advisers

FMR Co., Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555

(automated phone logo) Automated line for quickest service

RRS-UANN-1105 1.816441.100

Fidelity Advisor Strategic Real Return Fund - Class A, Class T, Class B and Class C

Annual Report September 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Strategic Real Return Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Summary	7	A summary of the fund’s investments.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	31
Registered Public
Accounting Firm
Trustees and Officers	32
Distributions	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	49	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 7, 2005 to September 30, 2005). The hypo thetical expense example is based on an investment of $1,000 invested for the one half year period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	September 30, 2005	During Period
Class A
Actual	$1,000.00	$1,015.00	$.66B
HypotheticalA	$1,000.00	$1,020.05	$5.06C
Class T
Actual	$1,000.00	$1,015.00	$.73B
HypotheticalA	$1,000.00	$1,019.55	$5.57C
Class B
Actual	$1,000.00	$1,014.00	$1.16B
HypotheticalA	$1,000.00	$1,016.29	$8.85C
Class C
Actual	$1,000.00	$1,014.00	$1.22B
HypotheticalA	$1,000.00	$1,015.79	$9.35C
Strategic Real Return
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C
Institutional Class
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 24/365 (to reflect the period September 7, 2005 to September 30, 2005). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	85%
Institutional Class	85%

Annual Report 6

Investment Summary

Holdings Distribution as of September 30, 2005
% of Fund’s
Net Assets
Inflation Protected Investments	27.9%
Floating Rate High Yield	19.7%
Commodity-Linked Notes and Related Investments*	27.1%
Real Estate Investments	17.0%
Cash & Cash Equivalents	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

7 Annual Report

Investments September 30, 2005
Showing Percentage of Net Assets
Corporate Bonds 6.0%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	$ 250,000	$ 249,875
Nonconvertible Bonds – 5.3%

CONSUMER DISCRETIONARY – 1.4%
Hotels, Restaurants & Leisure 0.8%
Host Marriott LP 7% 8/15/12	300,000	303,750
Household Durables – 0.6%
Stanley Martin Communities LLC 9.75% 8/15/15 (b)	250,000	246,875

TOTAL CONSUMER DISCRETIONARY		550,625

FINANCIALS – 3.9%
Real Estate 3.9%
Camden Property Trust 7% 11/15/06	200,000	204,735
Colonial Properties Trust 7% 7/14/07	250,000	258,489
MeriStar Hospitality Corp. 9% 1/15/08	300,000	312,375
Thornburg Mortgage, Inc. 8% 5/15/13	250,000	247,500
Trustreet Properties, Inc. 7.5% 4/1/15 (b)	200,000	204,500
Ventas Realty LP/Ventas Capital Corp. 8.75% 5/1/09	250,000	273,125
		1,500,724

TOTAL NONCONVERTIBLE BONDS		2,051,349

TOTAL CORPORATE BONDS
(Cost $2,330,141)		2,301,224

U.S. Treasury Inflation Protected Obligations 27.9%

U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	2,974,640	3,182,400
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	1,175,648	1,145,614
1.625% 1/15/15	1,145,950	1,132,342
1.875% 7/15/13	616,963	625,254
2% 1/15/14	1,141,927	1,165,702
3% 7/15/12	397,696	432,774
3.375% 1/15/07	197,299	204,043
3.375% 1/15/12	968,246	1,072,257

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.625% 1/15/08	$ 816,284	$ 864,050
3.875% 1/15/09	869,634	943,418
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $10,809,535)		10,767,854

Asset Backed Securities 0.6%

Taberna Preferred Funding III Ltd. Series 2005-3A Class
D, 6.52% 2/5/36 (b)(c)
(Cost $250,000)	250,000	250,000

Collateralized Mortgage Obligations 0.4%

Private Sponsor 0.4%
Resix Finance Ltd. Series 2005-C Class B7, 6.79%
9/10/37 (b)(c)
(Cost $150,010)	150,000	150,000

Commercial Mortgage Securities 0.8%

Bank of America Large Loan, Inc. floater Series
2005-ESHA Class K, 5.68% 7/14/08 (b)(c)
(Cost $300,000)	300,000	300,000

Common Stocks 2.7%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	1,000	57,170

FINANCIALS – 2.4%
Real Estate 2.4%
Annaly Mortgage Management, Inc.	1,500	19,425
Anworth Mortgage Asset Corp.	10,000	82,700
Equity Residential (SBI)	2,500	94,625
General Growth Properties, Inc.	2,500	112,325
Host Marriott Corp.	7,500	126,750
Inland Real Estate Corp.	2,000	31,320
LTC Properties, Inc.	5,000	106,000
MortgageIT Holdings, Inc.	1,500	21,330
ProLogis Trust	3,500	155,085

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
		Shares	Value
			(Note 1)

FINANCIALS – continued
Real Estate continued
Saxon Capital, Inc.		2,000	$23,700
Spirit Finance Corp.		4,000	45,000
Trizec Properties, Inc.		2,000	46,120
Ventas, Inc.		1,500	48,300
			912,680

HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
Capital Senior Living Corp. (a)		8,000	66,800
TOTAL COMMON STOCKS
(Cost $1,030,706)			1,036,650

Preferred Stocks 6.5%

Convertible Preferred Stocks 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Windrose Medical Properties Trust 7.50%		9,000	245,250
Nonconvertible Preferred Stocks 5.8%

FINANCIALS – 5.8%
Real Estate 5.8%
Accredited Mortgage Loan Trust Series A, 9.75%		6,000	153,900
American Home Mortgage Investment Corp. Series B, 9.25%	.	2,200	57,200
Annaly Mortgage Management, Inc. Series A, 7.875%		2,000	49,100
Anworth Mortgage Asset Corp. Series A, 8.625%		4,100	101,926
Capital Automotive (REIT) 6.75%		12,300	301,842
Host Marriott Corp. Class C, 10.00%		5,000	127,200
Impac Mortgage Holdings, Inc. Series C, 9.125%		5,000	122,450
LaSalle Hotel Properties Series A, 10.25%		5,000	133,000
MFA Mortgage Investments, Inc. Series A, 8.50%		18,100	447,975
Newcastle Investment Corp. Series B, 9.75%		12,000	318,600
Prime Group Realty Trust Series B, 9.00%		1,800	41,400
PS Business Parks, Inc. Series D, 9.50%		7,000	179,200
The Mills Corp. Series B, 9.00%		8,000	209,200
			2,242,993

TOTAL PREFERRED STOCKS
(Cost $2,498,047)			2,488,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Commodity Linked Notes 9.8%
	Principal	Value
	Amount	(Note 1)

AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	$ 190,000	$ 232,380
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	200,000	214,236
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	110,000	118,418
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. LIBOR minus .10% due 8/18/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (e)	330,000	329,112
AIG-FP Private Funding Ltd. Master Note, three-month
U.S. dollar LIBOR minus .10% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	600,000	702,126
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	470,000	550,012
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	280,000	332,841
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	380,000	422,773
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	600,000	702,060
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	160,000	175,472

TOTAL COMMODITY LINKED NOTES
(Cost $3,320,000)		3,779,430

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Fixed Income Funds 37.0%
	Shares	Value
		(Note 1)
Fidelity Floating Rate Central Investment Portfolio (d)	75,526	$ 7,598,671
Fidelity Ultra-Short Central Fund (d)	66,782	6,644,141
TOTAL FIXED INCOME FUNDS
(Cost $14,242,632)		14,242,812
Cash Equivalents 7.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.16%,
dated 9/30/05 due 10/3/05)
(Cost $3,041,000)	$ 3,041,800	3,041,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $37,972,071)		38,357,213

NET OTHER ASSETS – 0.4%		167,290
NET ASSETS 100%		$38,524,503

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $3,584,408 or
9.3% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited listing of the
fixed income central funds’ holdings is
provided at the end of this report.

(e) Security is linked to the Dow Jones-AIG
Commodity Index Total Return. Securities
do not guarantee any return of principal
at maturity, but instead will pay at
maturity or upon exchange an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they provide
exposure indirectly to changes in the
value of the underlying commodities.
Holders of the security have the right to
exchange these notes daily.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,041,000) (cost $37,972,071)
See accompanying schedule		$38,357,213
Cash		51
Receivable for fund shares sold		1,418,768
Dividends receivable		18,607
Interest receivable		138,626
Receivable from investment adviser for expense
reductions		71,385
Total assets		40,004,650

Liabilities
Payable for investments purchased	$1,384,611
Payable for fund shares redeemed	2,238
Accrued management fee	11,016
Distribution fees payable	5,303
Other affiliated payables	4,042
Other payables and accrued expenses	72,937
Total liabilities		1,480,147

Net Assets		$38,524,503
Net Assets consist of:
Paid in capital		$38,055,879
Undistributed net investment income		78,944
Accumulated undistributed net realized gain (loss) on
investments		4,538
Net unrealized appreciation (depreciation) on
investments		385,142
Net Assets		$38,524,503

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
September 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($3,405,325 ÷ 335,576 shares)	$10.15
Maximum offering price per share (100/95.25 of $10.15)	$10.66
Class T:
Net Asset Value and redemption price per share
($3,284,482 ÷ 323,690 shares)	$10.15
Maximum offering price per share (100/96.50 of $10.15)	$10.52
Class B:
Net Asset Value and offering price per share
($3,253,180 ÷ 320,754 shares)A	$10.14
Class C:
Net Asset Value and offering price per share
($3,467,220 ÷ 341,879 shares)A	$10.14
Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($21,866,671 ÷ 2,153,944 shares)	$10.15
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,247,625 ÷ 320,001 shares)	$10.15
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Statement of Operations
For the period September 7, 2005 (commencement of operations) to September 30, 2005

Investment Income
Dividends		$16,197
Interest		87,139
Total income		103,336

Expenses
Management fee	$11,016
Transfer agent fees	3,044
Distribution fees	5,304
Accounting fees and expenses	1,005
Custodian fees and expenses	1,200
Registration fees	10,236
Audit	61,500
Total expenses before reductions	93,305
Expense reductions	(71,385)	21,920

Net investment income		81,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		2,066
Change in net unrealized appreciation (depreciation) on
investment securities		385,142
Net gain (loss)		387,208
Net increase (decrease) in net assets resulting from
operations		$468,624

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
September 7, 2005
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$81,416
Net realized gain (loss)	2,066
Change in net unrealized appreciation (depreciation)	385,142
Net increase (decrease) in net assets resulting from operations	468,624
Share transactions - net increase (decrease)	38,055,768
Redemption fees	111
Total increase (decrease) in net assets	38,524,503

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $78,944)	$38,524,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Financial Highlights Class A

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	031
Net realized and unrealized gain (loss)	119
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.71%A
Expenses net of voluntary waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,405
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights Class T

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	030
Net realized and unrealized gain (loss)	120
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.81%A
Expenses net of voluntary waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,284
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights Class B

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	025
Net realized and unrealized gain (loss)	115
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.47%A
Expenses net of voluntary waivers, if any	1.75%A
Expenses net of all reductions	1.75%A
Net investment income	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,253
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights Class C

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	024
Net realized and unrealized gain (loss)	116
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.56%A
Expenses net of voluntary waivers, if any	1.85%A
Expenses net of all reductions	1.85%A
Net investment income	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,467
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights Strategic Real Return

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	028
Net realized and unrealized gain (loss)	122
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.41%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$21,867
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Institutional Class

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	032
Net realized and unrealized gain (loss)	118
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.55%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,248
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ

23 Annual Report

Notes to Financial Statements continued 1. Significant Accounting Policies continued Security Valuation continued

depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted accord ing to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Annual Report

24

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from the CIPs), and income recognized on commodity linked notes.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$476,278
Unrealized depreciation	(100,753)
Net unrealized appreciation (depreciation)	375,525
Undistributed ordinary income	84,659
Undistributed long term capital gain	4,585

Cost for federal income tax purposes	$37,981,688

Short Term Trading (Redemption) Fees. Shares purchased on or after September 7, 2005 and held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25 Annual Report

Notes to Financial Statements continued 2. Operating Policies continued

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked to changes in commodities, foreign currencies, interest rates, indices, or other underlying instruments. These securities may be used to increase or decrease exposure to different underlying instruments and to gain exposure to markets that might be difficult to access through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains and losses realized upon the sale of indexed securi ties are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, and U.S. government securities, aggregated $25,147,525 and $1,025,010, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Dis tribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Annual Report

26

4. Fees and Other Transactions with Affiliates continued Distribution and Service Plan continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$349	$344
Class T	0%	.25%	575	574
Class B	65%	.25%	2,067	2,067
Class C	75%	.25%	2,313	2,313
			$5,304	$5,298

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$294
Class T	30
$324

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports,

27 Annual Report

Notes to Financial Statements continued 4. Fees and Other Transactions with Affiliates continued Transfer Agent Fees continued

except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$355.17
Class T		341.16
Class B		340.16
Class C		355.17
Strategic Real Return		1,341.18
Institutional Class		312.15
	$3,044
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of the CIPs. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, the CIPs may also par ticipate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives and financing transactions. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

Annual Report

28

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $32,428 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$8,615
Class T	1.10%	8,512
Class B	1.75%	8,504
Class C	1.85%	8,581
Strategic Real Return	85%	28,706
Institutional Class	85%	8,467
		$71,385

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 53% of the total outstanding shares of the fund.

29 Annual Report

Notes to Financial Statements continued 7. Share Transactions. Transactions for each class of shares were as follows:

	SharesA	DollarsA
	Year ended September 30, 2005
Class A
Shares sold	335,576	$3,356,917
Shares redeemed	—	—
Net increase (decrease)	335,576	$3,356,917
Class T
Shares sold	323,690	$3,237,283
Shares redeemed	—	—
Net increase (decrease)	323,690	$3,237,283
Class B
Shares sold	320,754	$3,207,594
Shares redeemed	—	—
Net increase (decrease)	320,754	$3,207,594
Class C
Shares sold	341,879	$3,420,798
Shares redeemed	—	—
Net increase (decrease)	341,879	$3,420,798
Strategic Real Return
Shares sold	2,155,812	$ 21,651,987
Shares redeemed	(1,868)	(18,821)
Net increase (decrease)	2,153,944	$ 21,633,166
Institutional Class
Shares sold	320,001	$3,200,010
Shares redeemed	—	—
Net increase (decrease)	320,001	$3,200,010

A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

Annual Report 30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions, the statement of changes in net assets, and the financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November18, 2005

31 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

32

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

33 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board mem ber of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

34

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Annual Report

36

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

37 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Annual Report

38

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC

(2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Tax able Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Andrew J. Dudley (40)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Dudley managed a variety of Fidelity funds.

Mark P. Snyderman (48)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Snyderman also serves as Vice Presi dent of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Snyderman managed a variety of Fidelity funds. Mr. Snyderman also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Eric D. Roiter (56)

Year of Election or Appointment: 2005

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Annual Report

40

Name, Age; Principal Occupation Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Offi cer for Fidelity Investments Institutional Services Company, Inc.

(1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Trea surer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

42

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice Pres ident and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $4,585, or, if subsequently determined to be different, the net capital gain of such year.

A total of 30.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On July 21, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quanti tative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Strategic Real Return is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund’s proposed manage ment fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the fund’s management fee and projected expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund’s management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s

Annual Report

46

costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information explaining that the fund will obtain commodity exposure by investing in a combination of structured notes and other short term securities. The Board considered that the fund offers an option for investors concerned about the impact of inflation on the markets and that the fund seeks real return consistent with reasonable investment risk by allocating its assets across investment categories that are selected to provide broad diversification, inflation protection, and risk mitigation. The Board also consid ered additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

47 Annual Report

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct investments of Fidelity Strategic Real Return Fund. These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

Annual Report

48

Fidelity Floating Rate Central Investment Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

49		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Annual Report 50

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

51		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Annual Report 52

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

53		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Annual Report 54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

55 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Annual Report

56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

57 Annual Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$ 36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Annual Report

58

Fidelity Ultra-Short Central Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

59		Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 60

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

61		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 62

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

63 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 64

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

65		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

66

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

67		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 68

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

69		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 70

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

71 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 72

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

73		Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 74

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

75 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Annual Report

76

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

77 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

78

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

79		Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

80

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

81 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

82

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

83 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$2,120,321,927	$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

Annual Report	84

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

	85		Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

Annual Report	86

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

87 Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

ARRS-UANN-1105 1.814972.100

Fidelity Advisor Strategic Real Return Fund - Institutional Class

Annual Report September 30, 2005

Institutional Class is a class of Fidelity® Strategic Real Return Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Summary	7	A summary of the fund’s investments.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	31
Registered Public
Accounting Firm
Trustees and Officers	32
Distributions	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	49	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 7, 2005 to September 30, 2005). The hypo thetical expense example is based on an investment of $1,000 invested for the one half year period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	September 30, 2005	During Period
Class A
Actual	$1,000.00	$1,015.00	$.66B
HypotheticalA	$1,000.00	$1,020.05	$5.06C
Class T
Actual	$1,000.00	$1,015.00	$.73B
HypotheticalA	$1,000.00	$1,019.55	$5.57C
Class B
Actual	$1,000.00	$1,014.00	$1.16B
HypotheticalA	$1,000.00	$1,016.29	$8.85C
Class C
Actual	$1,000.00	$1,014.00	$1.22B
HypotheticalA	$1,000.00	$1,015.79	$9.35C
Strategic Real Return
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C
Institutional Class
Actual	$1,000.00	$1,015.00	$.56B
HypotheticalA	$1,000.00	$1,020.81	$4.31C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
24/365 (to reflect the period September 7, 2005 to September 30, 2005). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multi-
plied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Strategic Real Return	85%
Institutional Class	85%

Annual Report 6

Investment Summary

Holdings Distribution as of September 30, 2005
% of Fund’s
Net Assets
Inflation Protected Investments	27.9%
Floating Rate High Yield	19.7%
Commodity-Linked Notes and Related Investments*	27.1%
Real Estate Investments	17.0%
Cash & Cash Equivalents	7.9%

* Includes Fidelity Ultra Short Central Fund held in connection with commodity linked notes and related investments. Investments in commodity linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones AIG Commodity Index, the majority of which trade on U.S. exchanges. The value of commodity linked notes will change directly based on the performance of the index.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

7 Annual Report

Investments September 30, 2005
Showing Percentage of Net Assets
Corporate Bonds 6.0%
		Principal	Value
		Amount	(Note 1)
Convertible Bonds 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Affordable Resources Communities LP 7.5% 8/15/25 (b)		$ 250,000	$ 249,875
Nonconvertible Bonds – 5.3%

CONSUMER DISCRETIONARY – 1.4%
Hotels, Restaurants & Leisure 0.8%
Host Marriott LP 7% 8/15/12		300,000	303,750
Household Durables – 0.6%
Stanley Martin Communities LLC 9.75% 8/15/15 (b)		250,000	246,875

TOTAL CONSUMER DISCRETIONARY			550,625

FINANCIALS – 3.9%
Real Estate 3.9%
Camden Property Trust 7% 11/15/06		200,000	204,735
Colonial Properties Trust 7% 7/14/07		250,000	258,489
MeriStar Hospitality Corp. 9% 1/15/08		300,000	312,375
Thornburg Mortgage, Inc. 8% 5/15/13		250,000	247,500
Trustreet Properties, Inc. 7.5% 4/1/15 (b)		200,000	204,500
Ventas Realty LP/Ventas Capital Corp. 8.75% 5/1/09		250,000	273,125
			1,500,724

TOTAL NONCONVERTIBLE BONDS			2,051,349

TOTAL CORPORATE BONDS
(Cost $2,330,141)			2,301,224

U.S. Treasury Inflation Protected Obligations 27.9%

U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		2,974,640	3,182,400
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		1,175,648	1,145,614
1.625% 1/15/15		1,145,950	1,132,342
1.875% 7/15/13		616,963	625,254
2% 1/15/14		1,141,927	1,165,702
3% 7/15/12		397,696	432,774
3.375% 1/15/07		197,299	204,043
3.375% 1/15/12		968,246	1,072,257

See accompanying notes which are an integral part of the financial statements.

Annual Report	8

U.S. Treasury Inflation Protected Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation-Indexed Notes: – continued
3.625% 1/15/08	$ 816,284	$ 864,050
3.875% 1/15/09	869,634	943,418
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $10,809,535)		10,767,854

Asset Backed Securities 0.6%

Taberna Preferred Funding III Ltd. Series 2005-3A Class
D, 6.52% 2/5/36 (b)(c)
(Cost $250,000)	250,000	250,000

Collateralized Mortgage Obligations 0.4%

Private Sponsor 0.4%
Resix Finance Ltd. Series 2005-C Class B7, 6.79%
9/10/37 (b)(c)
(Cost $150,010)	150,000	150,000

Commercial Mortgage Securities 0.8%

Bank of America Large Loan, Inc. floater Series
2005-ESHA Class K, 5.68% 7/14/08 (b)(c)
(Cost $300,000)	300,000	300,000

Common Stocks 2.7%
	Shares

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	1,000	57,170

FINANCIALS – 2.4%
Real Estate 2.4%
Annaly Mortgage Management, Inc.	1,500	19,425
Anworth Mortgage Asset Corp.	10,000	82,700
Equity Residential (SBI)	2,500	94,625
General Growth Properties, Inc.	2,500	112,325
Host Marriott Corp.	7,500	126,750
Inland Real Estate Corp.	2,000	31,320
LTC Properties, Inc.	5,000	106,000
MortgageIT Holdings, Inc.	1,500	21,330
ProLogis Trust	3,500	155,085

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
		Shares	Value
			(Note 1)

FINANCIALS – continued
Real Estate continued
Saxon Capital, Inc.		2,000	$23,700
Spirit Finance Corp.		4,000	45,000
Trizec Properties, Inc.		2,000	46,120
Ventas, Inc.		1,500	48,300
			912,680

HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
Capital Senior Living Corp. (a)		8,000	66,800
TOTAL COMMON STOCKS
(Cost $1,030,706)			1,036,650

Preferred Stocks 6.5%

Convertible Preferred Stocks 0.7%

FINANCIALS – 0.7%
Real Estate 0.7%
Windrose Medical Properties Trust 7.50%		9,000	245,250
Nonconvertible Preferred Stocks 5.8%

FINANCIALS – 5.8%
Real Estate 5.8%
Accredited Mortgage Loan Trust Series A, 9.75%		6,000	153,900
American Home Mortgage Investment Corp. Series B, 9.25%	.	2,200	57,200
Annaly Mortgage Management, Inc. Series A, 7.875%		2,000	49,100
Anworth Mortgage Asset Corp. Series A, 8.625%		4,100	101,926
Capital Automotive (REIT) 6.75%		12,300	301,842
Host Marriott Corp. Class C, 10.00%		5,000	127,200
Impac Mortgage Holdings, Inc. Series C, 9.125%		5,000	122,450
LaSalle Hotel Properties Series A, 10.25%		5,000	133,000
MFA Mortgage Investments, Inc. Series A, 8.50%		18,100	447,975
Newcastle Investment Corp. Series B, 9.75%		12,000	318,600
Prime Group Realty Trust Series B, 9.00%		1,800	41,400
PS Business Parks, Inc. Series D, 9.50%		7,000	179,200
The Mills Corp. Series B, 9.00%		8,000	209,200
			2,242,993

TOTAL PREFERRED STOCKS
(Cost $2,498,047)			2,488,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Commodity Linked Notes 9.8%
	Principal	Value
	Amount	(Note 1)

AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	$ 190,000	$ 232,380
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	200,000	214,236
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. dollar LIBOR minus .10% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	110,000	118,418
AIG-FP Private Funding Ltd. Master Note, one-month
U.S. LIBOR minus .10% due 8/18/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (e)	330,000	329,112
AIG-FP Private Funding Ltd. Master Note, three-month
U.S. dollar LIBOR minus .10% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (e)	600,000	702,126
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/10/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	470,000	550,012
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	280,000	332,841
JPMorgan Chase Bank, NA Medium Term Note, one-
month U.S. dollar LIBOR minus .18% due 8/18/2006
(indexed to the Dow Jones-AIG Commodity Index Total
Return, multiplied by 3) (b)(e)	380,000	422,773
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	600,000	702,060
Societe Generale Floating Rate Note, one-month U.S.
dollar LIBOR minus .10% due 8/10/2006 (indexed to
the Dow Jones-AIG Commodity Index Total Return,
multiplied by 3) (b)(e)	160,000	175,472

TOTAL COMMODITY LINKED NOTES
(Cost $3,320,000)		3,779,430

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Fixed Income Funds 37.0%
	Shares	Value
		(Note 1)
Fidelity Floating Rate Central Investment Portfolio (d)	75,526	$ 7,598,671
Fidelity Ultra-Short Central Fund (d)	66,782	6,644,141
TOTAL FIXED INCOME FUNDS
(Cost $14,242,632)		14,242,812
Cash Equivalents 7.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.16%,
dated 9/30/05 due 10/3/05)
(Cost $3,041,000)	$ 3,041,800	3,041,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $37,972,071)		38,357,213

NET OTHER ASSETS – 0.4%		167,290
NET ASSETS 100%		$38,524,503

Legend

(a) Non-income producing

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $3,584,408 or
9.3% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited listing of the
fixed income central funds’ holdings is
provided at the end of this report.

(e) Security is linked to the Dow Jones-AIG
Commodity Index Total Return. Securities
do not guarantee any return of principal
at maturity, but instead will pay at
maturity or upon exchange an amount
based on the closing value of the Dow
Jones-AIG Commodity Index Total
Return. Although these instruments are
primarily debt obligations, they provide
exposure indirectly to changes in the
value of the underlying commodities.
Holders of the security have the right to
exchange these notes daily.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,041,000) (cost $37,972,071)
See accompanying schedule		$38,357,213
Cash		51
Receivable for fund shares sold		1,418,768
Dividends receivable		18,607
Interest receivable		138,626
Receivable from investment adviser for expense
reductions		71,385
Total assets		40,004,650

Liabilities
Payable for investments purchased	$1,384,611
Payable for fund shares redeemed	2,238
Accrued management fee	11,016
Distribution fees payable	5,303
Other affiliated payables	4,042
Other payables and accrued expenses	72,937
Total liabilities		1,480,147

Net Assets		$38,524,503
Net Assets consist of:
Paid in capital		$38,055,879
Undistributed net investment income		78,944
Accumulated undistributed net realized gain (loss) on
investments		4,538
Net unrealized appreciation (depreciation) on
investments		385,142
Net Assets		$38,524,503

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
September 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($3,405,325 ÷ 335,576 shares)	$10.15
Maximum offering price per share (100/95.25 of $10.15)	$10.66
Class T:
Net Asset Value and redemption price per share
($3,284,482 ÷ 323,690 shares)	$10.15
Maximum offering price per share (100/96.50 of $10.15)	$10.52
Class B:
Net Asset Value and offering price per share
($3,253,180 ÷ 320,754 shares)A	$10.14
Class C:
Net Asset Value and offering price per share
($3,467,220 ÷ 341,879 shares)A	$10.14
Strategic Real Return:
Net Asset Value, offering price and redemption price per
share ($21,866,671 ÷ 2,153,944 shares)	$10.15
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,247,625 ÷ 320,001 shares)	$10.15
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Statement of Operations
For the period September 7, 2005 (commencement of operations) to September 30, 2005

Investment Income
Dividends		$16,197
Interest		87,139
Total income		103,336

Expenses
Management fee	$11,016
Transfer agent fees	3,044
Distribution fees	5,304
Accounting fees and expenses	1,005
Custodian fees and expenses	1,200
Registration fees	10,236
Audit	61,500
Total expenses before reductions	93,305
Expense reductions	(71,385)	21,920

Net investment income		81,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		2,066
Change in net unrealized appreciation (depreciation) on
investment securities		385,142
Net gain (loss)		387,208
Net increase (decrease) in net assets resulting from
operations		$468,624

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
September 7, 2005
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$81,416
Net realized gain (loss)	2,066
Change in net unrealized appreciation (depreciation)	385,142
Net increase (decrease) in net assets resulting from operations	468,624
Share transactions - net increase (decrease)	38,055,768
Redemption fees	111
Total increase (decrease) in net assets	38,524,503

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $78,944)	$38,524,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Financial Highlights Class A

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	031
Net realized and unrealized gain (loss)	119
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.71%A
Expenses net of voluntary waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,405
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights Class T

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	030
Net realized and unrealized gain (loss)	120
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C,D	1.50%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	4.81%A
Expenses net of voluntary waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,284
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights Class B

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	025
Net realized and unrealized gain (loss)	115
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.47%A
Expenses net of voluntary waivers, if any	1.75%A
Expenses net of all reductions	1.75%A
Net investment income	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,253
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights Class C

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeE	024
Net realized and unrealized gain (loss)	116
Total from investment operations	140
Net asset value, end of period	$10.14
Total ReturnB,C,D	1.40%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	5.56%A
Expenses net of voluntary waivers, if any	1.85%A
Expenses net of all reductions	1.85%A
Net investment income	3.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,467
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 7, 2005 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights Strategic Real Return

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	028
Net realized and unrealized gain (loss)	122
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.41%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$21,867
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Institutional Class

Year ended September 30,	2005E
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment incomeD	032
Net realized and unrealized gain (loss)	118
Total from investment operations	150
Net asset value, end of period	$10.15
Total ReturnB,C	1.50%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	4.55%A
Expenses net of voluntary waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	4.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,248
Portfolio turnover rate	78%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 7, 2005 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Real Return Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ

23 Annual Report

Notes to Financial Statements continued 1. Significant Accounting Policies continued Security Valuation continued

depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted accord ing to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Annual Report

24

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to partnerships (including allocations from the CIPs), and income recognized on commodity linked notes.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$476,278
Unrealized depreciation	(100,753)
Net unrealized appreciation (depreciation)	375,525
Undistributed ordinary income	84,659
Undistributed long term capital gain	4,585

Cost for federal income tax purposes	$37,981,688

Short Term Trading (Redemption) Fees. Shares purchased on or after September 7, 2005 and held in the fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25 Annual Report

Notes to Financial Statements continued 2. Operating Policies continued

Indexed Securities. The fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked to changes in commodities, foreign currencies, interest rates, indices, or other underlying instruments. These securities may be used to increase or decrease exposure to different underlying instruments and to gain exposure to markets that might be difficult to access through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains and losses realized upon the sale of indexed securi ties are included in realized gains (losses) on investment securities.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, and U.S. government securities, aggregated $25,147,525 and $1,025,010, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Dis tribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Annual Report

26

4. Fees and Other Transactions with Affiliates continued Distribution and Service Plan continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$349	$344
Class T	0%	.25%	575	574
Class B	65%	.25%	2,067	2,067
Class C	75%	.25%	2,313	2,313
			$5,304	$5,298

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$294
Class T	30
$324

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports,

27 Annual Report

Notes to Financial Statements continued 4. Fees and Other Transactions with Affiliates continued Transfer Agent Fees continued

except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$355.17
Class T		341.16
Class B		340.16
Class C		355.17
Strategic Real Return		1,341.18
Institutional Class		312.15
	$3,044
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of the CIPs. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, the CIPs may also participate in delayed delivery and when issued securities, loans and other direct debt instruments, derivatives and financing transactions. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

Annual Report

28

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $32,428 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$8,615
Class T	1.10%	8,512
Class B	1.75%	8,504
Class C	1.85%	8,581
Strategic Real Return	85%	28,706
Institutional Class	85%	8,467
		$71,385

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 53% of the total outstanding shares of the fund.

29 Annual Report

Notes to Financial Statements continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	SharesA	DollarsA
	Year ended September 30, 2005
Class A
Shares sold	335,576	$3,356,917
Shares redeemed	—	—
Net increase (decrease)	335,576	$3,356,917
Class T
Shares sold	323,690	$3,237,283
Shares redeemed	—	—
Net increase (decrease)	323,690	$3,237,283
Class B
Shares sold	320,754	$3,207,594
Shares redeemed	—	—
Net increase (decrease)	320,754	$3,207,594
Class C
Shares sold	341,879	$3,420,798
Shares redeemed	—	—
Net increase (decrease)	341,879	$3,420,798
Strategic Real Return
Shares sold	2,155,812	$ 21,651,987
Shares redeemed	(1,868)	(18,821)
Net increase (decrease)	2,153,944	$ 21,633,166
Institutional Class
Shares sold	320,001	$3,200,010
Shares redeemed	—	—
Net increase (decrease)	320,001	$3,200,010

A For the period September 7, 2005 (commencement of operations) to September 30, 2005.

Annual Report

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions, the statement of changes in net assets, and the financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November18, 2005

31 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

32

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

33 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board mem ber of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

34

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Annual Report

36

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

37 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Commonwealth Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Annual Report

38

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC

(2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Tax able Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Andrew J. Dudley (40)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Dudley managed a variety of Fidelity funds.

Mark P. Snyderman (48)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Snyderman also serves as Vice Presi dent of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Snyderman managed a variety of Fidelity funds. Mr. Snyderman also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Eric D. Roiter (56)

Year of Election or Appointment: 2005

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Annual Report

40

Name, Age; Principal Occupation Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Offi cer for Fidelity Investments Institutional Services Company, Inc.

(1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Trea surer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

42

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice Pres ident and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $4,585, or, if subsequently determined to be different, the net capital gain of such year.

A total of 30.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On July 21, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quanti tative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Strategic Real Return is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund’s proposed manage ment fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the fund’s management fee and projected expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund’s management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s

Annual Report

46

costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information explaining that the fund will obtain commodity exposure by investing in a combination of structured notes and other short term securities. The Board considered that the fund offers an option for investors concerned about the impact of inflation on the markets and that the fund seeks real return consistent with reasonable investment risk by allocating its assets across investment categories that are selected to provide broad diversification, inflation protection, and risk mitigation. The Board also consid ered additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

47 Annual Report

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct investments of Fidelity Strategic Real Return Fund. These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

Annual Report

48

Fidelity Floating Rate Central Investment Portfolio
Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

49		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Annual Report 50

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

51		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Annual Report 52

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

53		Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Annual Report 54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

55 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Annual Report

56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

57 Annual Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Annual Report

58

Fidelity Ultra-Short Central Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

59		Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 60

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

61		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 62

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

63 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 64

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

65		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

66

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

67		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 68

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

69		Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 70

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

71 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 72

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

73		Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 74

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

75 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Annual Report

76

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

77 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

78

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

79		Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

80

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

81 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

82

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

83 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$2,120,321,927	$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

Annual Report	84

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

	85		Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

Annual Report	86

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

87 Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

ARRSI-UANN-1105 1.814967.100

Item 2. Code of Ethics

As of the end of the period, September 30, 2005, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Strategic Real Return Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A,B
Fidelity Strategic Real Return Fund	$53,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,200,000	$4,300,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to the fund as the fund did not commence operations until September 7, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity Strategic Real Return Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to the fund as the fund did not commence operations until September 7, 2005.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A,B	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity Strategic Real Return Fund	$8,500	$0
A	Aggregate amounts may reflect rounding.
B	No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for the fund as the fund did not commence operations until September 7, 2005.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2005A, B	2004A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity Strategic Real Return Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to the fund as the fund did not commence operations until September 7, 2005.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2005A, B	2004A, B
Deloitte Entities	$210,000	$790,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate fees billed by Deloitte Entities of $600,000A,B and $1,700,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A,B	2004A,B
Covered Services	$200,000	$750,000
Non-Covered Services	$400,000	$950,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 22, 2005